UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Dan Sapadin       New York, NY                    08/10/2006
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        $1,322,270
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number                Name


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     Issuer                   Type      Cusip      Value    Shares   SH/PRN  Put/  Investment   Other             Voting
                                                   x 1000   Prn Amt          Call  Discretion  Managers          Authority
                                                                                                         Sole      Shared    None
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW COM STK         COMMON    00817Y108    46649  1168275  SH             SOLE               1168275        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              COMMON    02209S103    40585   552700  SH             SOLE                552700        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              OPTIONS-  02209S103   140986  1920000  SH      CALL   SOLE               1920000        0        0
                              CALLS
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              OPTIONS-  02209S103    25701   350000  SH      CALL   SOLE                350000        0        0
                              CALLS
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SA DE
  CV MEXICO                   ADRS      02364W105    36786  1106000  SH             SOLE               1106000        0        0
                              STOCKS
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL GROUP INC
  OHIO C                      COMMON    025932104     5174   120600  SH             SOLE                120600        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STANDARD COMPANIES I COMMON    029712106    54390  1257000  SH             SOLE               1257000        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY CL A
  INC DE                      COMMON    084670108    47388      517  SH             SOLE                   517        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO COM                 COMMON    109696104    50323   892100  SH             SOLE                892100        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
CHAPARRAL STL CO DEL COM STK  COMMON    159423102    48966   679900  SH             SOLE                679900        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP COM STK            COMMON    125509109    89546   909000  SH             SOLE                909000        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
EMBARQ CORP                   COMMON    29078E105     7737   188760  SH             SOLE                188760        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDUSTRIES INC COM STK  COMMON    29355X107    35461  1055400  SH             SOLE               1055400        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP COM               COMMON    30161N101    53943   949200  SH             SOLE                949200        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL TI
  TLE GROUP                   COMMON    31620R105    35461  1802800  SH             SOLE               1802800        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA ADR         ADRS      40049J206    35376  1832000  SH             SOLE               1832000        0        0
                              STOCKS
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTION S
  INC COM                     COMMON    451713101     3954   313823  SH             SOLE                313823        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
ISHARES RUSSELL 2000          OPTIONS-  464287655   218777  3050000  SH      CALL   SOLE               3050000        0        0
                              CALLS
------------------------------------------------------------------------------------------------------------------------------------
KEARNY FINL CORP COM STK      COMMON    487169104    15525  1049000  SH             SOLE               1049000        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP COM            COMMON    580135101    45615  1357600  SH             SOLE               1357600        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
MI DEVELOPMNT                 COMMON    55304X104    40729  1201100  SH             SOLE               1201100        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP WRNT
  EXP 01/03/201               WARRANTS  60467R100     5341   528801  SH             SOLE                528801        0        0
------------------------------------------------------------------------------------------------------------------------------------
NOVELISINC                    COMMON    67000X106    18546   859400  SH             SOLE                859400        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
PMA CAPITAL CORP CL A
  COM STK                     COMMON    693419202    33103  3213900  SH             SOLE               3213900        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE IN C
  COM STK                     COMMON    778669101     6002  1587900  SH             SOLE               1587900        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD
  BERMUD                      COMMON    902124106    53103  1931000  SH             SOLE               1931000        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
UNITED INDUSTRIAL CP          COMMON    910671106    10987   242800  SH             SOLE                242800        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC COM STK       COMMON    93317Q105    64914  1126000  SH             SOLE               1126000        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
WENDYS INTERNATIONA L
  INC COM                     COMMON    950590109    51202   878400  SH             SOLE                878400        0        0
                              STOCK
------------------------------------------------------------------------------------------------------------------------------------
          Records                29     Total Mkt
                                         Value     1322270
------------------------------------------------------------------------------------------------------------------------------------
